Segment Information (Details) (10-K)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) States	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) Segments	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) States Segments Divisions	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2016	Oct. 03, 2014	Apr. 01, 2013
Segment Reporting Information [Line Items]
Other expenses		$ 402,000,000	$ 204,000,000	$ 207,000,000	$ 174,000,000	$ 172,000,000	$ 190,000,000	$ 171,000,000	$ 168,000,000			$ 987,000,000	$ 701,000,000	$ 782,000,000
Number of business segments | Segments										3		3
Number of states in which branch operations are conducted | States		43										43
Number of states with legacy operation where branch based personal lending ceased | States												14
Interest income	$ 770,000,000	$ 684,000,000	428,000,000	413,000,000	406,000,000	413,000,000	484,000,000	533,000,000	552,000,000	$ 2,342,000,000	$ 1,240,000,000	$ 1,931,000,000	1,982,000,000	2,154,000,000
Interest expense	215,000,000	215,000,000	171,000,000	171,000,000	158,000,000	157,000,000	180,000,000	192,000,000	205,000,000	655,000,000	500,000,000	715,000,000	734,000,000	920,000,000
Provision for finance receivable losses	257,907	510,000,000	213,611	80,000,000	87,000,000	95,000,000	103,000,000	115,000,000	161,000,000	1,000,344	793,619	1,134,518	614,684	527,000,000
Net interest income after provision for finance receivable losses	292,000,000		177,000,000							1,013,000,000	507,000,000	457,000,000	774,000,000	707,000,000
Other revenues	158,000,000	103,000,000	51,000,000	56,000,000	51,000,000	(27,000,000)	686,000,000	92,000,000	81,000,000	626,000,000	154,000,000	261,000,000	832,000,000	153,000,000
Acquisition-related transaction and integration expenses	21,000,000		14,000,000							75,000,000	29,000,000	62,000,000	0	0
Other expenses												925,000,000
Income (loss) before provision for (benefit from) income taxes	33,000,000	(340,000,000)	22,000,000	$ 11,000,000	$ 38,000,000	(38,000,000)	$ 697,000,000	$ 147,000,000	$ 99,000,000	327,000,000	76,000,000	(269,000,000)	905,000,000	78,000,000
Income before provision for income taxes attributable to non-controlling interests			32,000,000							28,000,000	98,000,000	120,000,000	103,000,000	113,000,000
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.			(12,000,000)							299,000,000	(22,000,000)	(389,000,000)	802,000,000	(35,000,000)
Assets	8,348,596	7,758,149	13,165,000,000			4,929,120				8,348,596	13,165,000,000	7,758,149	4,929,120	15,176,000,000
Debt issuance cost											77,781	77,781	53,689
Loan and lease receivable, deferred income		$ 662,000,000				217,000,000						662,000,000	217,000,000	172,000,000
OneMain [Member]
Segment Reporting Information [Line Items]
Provision for finance receivable losses	263,000,000		233,000,000							674,000,000		$ 759,000,000	474,000,000
Corporate Joint Venture [Member]
Segment Reporting Information [Line Items]
Ownership percentage		47.00%										47.00%			47.00%	47.00%	47.00%
Parent Company [Member]
Segment Reporting Information [Line Items]
Assets		$ 2,766,000,000				2,034,000,000						$ 2,766,000,000	2,034,000,000
Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Number of operating segments | Divisions												2
Consumer Segment [Member]
Segment Reporting Information [Line Items]
Number of states in which branch operations are conducted | States		43										43
Push Down Accounting Adjustments [Member]
Segment Reporting Information [Line Items]
Other expenses													3,000,000	3,000,000
Interest income												$ (97,000,000)	93,000,000	200,000,000
Interest expense												123,000,000	132,000,000	138,000,000
Provision for finance receivable losses												319,000,000	(15,000,000)	22,000,000
Net interest income after provision for finance receivable losses												(539,000,000)	(24,000,000)	40,000,000
Other revenues												(19,000,000)	497,000,000	(54,000,000)
Acquisition-related transaction and integration expenses												(3,000,000)
Other expenses												14,000,000
Income (loss) before provision for (benefit from) income taxes												(569,000,000)	470,000,000	(17,000,000)
Income before provision for income taxes attributable to non-controlling interests												0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.												(569,000,000)	470,000,000	(17,000,000)
Assets		$ 2,270,000,000				19,000,000						2,270,000,000	19,000,000	(607,000,000)
Operating Segments [Member] | Residential Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Other expenses													93,000,000	83,000,000
Interest income	10,000,000		17,000,000							40,000,000	52,000,000	68,000,000	406,000,000	698,000,000
Interest expense	8,000,000		58,000,000							35,000,000	177,000,000	212,000,000	353,000,000	546,000,000
Provision for finance receivable losses	1,000,000		(4,000,000)							5,000,000	(7,000,000)	(2,000,000)	128,000,000	255,000,000
Net interest income after provision for finance receivable losses	1,000,000		(37,000,000)							0	(118,000,000)	(142,000,000)	(75,000,000)	(103,000,000)
Other revenues												3,000,000	154,000,000	7,000,000
Acquisition-related transaction and integration expenses	1,000,000		0							1,000,000	0	1,000,000
Other expenses												33,000,000
Income (loss) before provision for (benefit from) income taxes	(20,000,000)		(47,000,000)							(52,000,000)	(138,000,000)	(173,000,000)	(14,000,000)	(179,000,000)
Income before provision for income taxes attributable to non-controlling interests			0							0	0	0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.			(47,000,000)							(52,000,000)	(138,000,000)	(173,000,000)	(14,000,000)	(179,000,000)
Assets	371,000,000	711,000,000	3,551,000,000			4,116,000,000				371,000,000	3,551,000,000	711,000,000	4,116,000,000	8,623,000,000
Operating Segments [Member] | Acquisitions and Servicing Segment [Member]
Segment Reporting Information [Line Items]
Other expenses													123,000,000	97,000,000
Interest income	0		113,000,000							102,000,000	355,000,000	470,000,000	550,000,000	489,000,000
Interest expense	0		22,000,000							20,000,000	67,000,000	87,000,000	82,000,000	72,000,000
Provision for finance receivable losses	0		15,000,000							14,000,000	53,000,000	90,000,000	152,000,000	133,000,000
Net interest income after provision for finance receivable losses	0		76,000,000							68,000,000	235,000,000	293,000,000	316,000,000	284,000,000
Other revenues												58,000,000	36,000,000	36,000,000
Acquisition-related transaction and integration expenses	0		0							1,000,000	0	1,000,000
Other expenses												111,000,000
Income (loss) before provision for (benefit from) income taxes	2,000,000		62,000,000							223,000,000	198,000,000	239,000,000	229,000,000	223,000,000
Income before provision for income taxes attributable to non-controlling interests			32,000,000							28,000,000	98,000,000	120,000,000	103,000,000	113,000,000
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.			30,000,000							195,000,000	100,000,000	119,000,000	126,000,000	110,000,000
Assets	5,000,000	1,663,000,000	1,880,000,000			2,434,000,000				5,000,000	1,880,000,000	1,663,000,000	2,434,000,000	2,702,000,000
Operating Segments [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Other expenses													537,000,000	452,000,000
Interest income												1,482,000,000	916,000,000	722,000,000
Interest expense												242,000,000	164,000,000	149,000,000
Provision for finance receivable losses												351,000,000	202,000,000	117,000,000
Net interest income after provision for finance receivable losses												889,000,000	550,000,000	456,000,000
Other revenues												276,000,000	215,000,000	197,000,000
Acquisition-related transaction and integration expenses												16,000,000
Other expenses												804,000,000
Income (loss) before provision for (benefit from) income taxes												345,000,000	228,000,000	201,000,000
Income before provision for income taxes attributable to non-controlling interests												0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.												345,000,000	228,000,000	201,000,000
Assets		16,050,000,000				4,165,000,000						16,050,000,000	4,165,000,000	3,938,000,000
Operating Segments [Member] | Consumer Segment [Member]
Segment Reporting Information [Line Items]
Interest income	827,000,000		293,000,000							2,507,000,000	818,000,000
Interest expense	191,000,000		43,000,000							551,000,000	119,000,000
Provision for finance receivable losses	224,000,000		62,000,000							669,000,000	172,000,000
Net interest income after provision for finance receivable losses	412,000,000		188,000,000							1,287,000,000	527,000,000
Acquisition-related transaction and integration expenses	17,000,000		0							62,000,000	0
Income (loss) before provision for (benefit from) income taxes	179,000,000		77,000,000							552,000,000	218,000,000
Income before provision for income taxes attributable to non-controlling interests			0							0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.			77,000,000							552,000,000	218,000,000
Assets	15,728,000,000		5,503,000,000							15,728,000,000	5,503,000,000
Operating Segments [Member] | Consumer Segment [Member] | OneMain [Member]
Segment Reporting Information [Line Items]
Assets		112,000,000										$ 112,000,000
Non-core [Member]
Segment Reporting Information [Line Items]
Other expenses													11,000,000	178,000,000
Number of states with legacy operation where branch based personal lending ceased | States												14
Interest income												$ 8,000,000	17,000,000	45,000,000
Interest expense												56,000,000	8,000,000	15,000,000
Provision for finance receivable losses												1,000,000	7,000,000	0
Net interest income after provision for finance receivable losses												(49,000,000)	2,000,000	30,000,000
Other revenues												0	1,000,000	(2,000,000)
Acquisition-related transaction and integration expenses												47,000,000
Other expenses												15,000,000
Income (loss) before provision for (benefit from) income taxes												(111,000,000)	(8,000,000)	(150,000,000)
Income before provision for income taxes attributable to non-controlling interests												0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.												(111,000,000)	(8,000,000)	(150,000,000)
Assets		362,000,000				441,000,000						362,000,000	441,000,000	520,000,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Other expenses													(66,000,000)	(31,000,000)
Interest income	0		0							0	0	0	0	0
Interest expense	0		0							0	(5,000,000)	(5,000,000)	(5,000,000)	0
Provision for finance receivable losses	0		0							0	0	0	0	0
Net interest income after provision for finance receivable losses	0		0							0	5,000,000	5,000,000	5,000,000	0
Other revenues												(57,000,000)	(71,000,000)	(31,000,000)
Acquisition-related transaction and integration expenses	0		0							0	0	0
Other expenses												(52,000,000)
Income (loss) before provision for (benefit from) income taxes	$ 0		0							0	0	0	0
Income before provision for income taxes attributable to non-controlling interests			0							0	0	0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.			0							$ 0	0	0	0	0
Assets		$ 0	$ 0			$ (363,000,000)					$ 0	$ 0	(363,000,000)	0
Adjustments for New Accounting Principle, Early Adoption [Member]
Segment Reporting Information [Line Items]
Debt issuance cost													$ 29,000,000	$ 55,000,000